Cash and cash equivalents (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 746.6	€ 393.1
Restricted cash	25.5	0.1
Cash and cash equivalents	772.1	393.2
Bank overdraft	0.0	(10.7)
Cash and cash equivalents per Statement of Cash Flows	€ 772.1	€ 382.5